Income taxes - Schedule of provisions (benefits) for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current -
Federal	$ 0	$ (159)	$ 0
State	196	1	(36)
Foreign	(27)	78	0
Total current expense	169	(80)	(36)
Deferred -
Federal	0	(3)	(3)
State	0	0	0
Total deferred taxes	0	(3)	(3)
Provision (benefit) for income taxes	169	(83)	(39)
Federal income tax provision (benefit) at statutory rate	(22,348)	(3,362)	(2,842)
State taxes, net of federal	(1,744)	(215)	(551)
Research and experimentation tax credit	(342)	(179)	(118)
Change in valuation allowance	28,361	3,523	3,184
Stock compensation	(6,863)	406	225
Dividends received deduction	0	(308)	0
Limitation On Executive Compensation Deduction	2,467	0	0
Permanent differences and other	$ 638	$ 52	$ 63